Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock-Based Compensation Expense
Included within cost of revenue, sales and marketing, and general and administrative expenses are stock-based compensation expenses as follows:

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$171,804	$102,736	$5,025
Sales and marketing	48,098	10,567	—
General and administrative	843,449	440,297	15,414
Total stock-based compensation expense	$1,063,351	$553,600	$20,439
Total stock-based compensation expense includes: the vesting of Class B units, the change in fair value of Class B liability awards, profits distributions to Class B unitholders, and expense related to our new 2021 Incentive Award Plan as follows:

	Year Ended December 31,
	2021	2020	2019
Vested Class B units and change in fair value of Class B liability awards	$934,993	$475,202	$5,608
Profits distributions to Class B unitholders	123,449	78,398	14,831
Class B stock compensation expense	1,058,442	553,600	20,439
2021 Incentive Award Plan stock-based compensation expense	$4,909	$—	$—
Total stock-based compensation expense	$1,063,351	$553,600	$20,439
The amount of stock-based compensation expense related to the Class B Units included in each of the line items in the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$170,536	$102,736	$5,025
Sales and marketing	46,417	10,567	—
General and administrative	841,489	440,297	15,414
Total stock based-compensation expense	$1,058,442	$553,600	$20,439

Schedule of Fair Value Measurements Inputs
The fair value of RSU is the same as the Company’s share price on the date of grant. The fair value of the SARs was determined using a Black-Scholes model using the following assumptions:

Volatility	50.0%
Stock price	$8.30
Strike price	$8.30
Expected life of the options to convert (years)	6.25
Risk-free rate	1.20%
Dividend yield	0.0%

Summary of Activities of RSUs
The activities of the RSUs and SARs are summarized as follows, including granted, exercised and forfeited from September 27, 2021, the date of the initial establishment of the new incentive plan and grants to December 31, 2021.

	Fully Vested Shares	RSUs	SARs
Outstanding at January 1, 2021	—	—	—
Granted	309,500	2,334,490	1,935,131
Exercised or vested	(309,500)	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2021	—	2,334,490	1,935,131
The stock compensation expense related to the new RSU and SAR grants was $2,340 for the year ending December 31, 2021. The weighted average grant-date fair value of the respective share classes are as follows:

As of
December 31, 2021
Fully vested shares	$8.30
RSUs	$8.30
SARs	$4.05

Summary of Activities of SARs
The activities of the RSUs and SARs are summarized as follows, including granted, exercised and forfeited from September 27, 2021, the date of the initial establishment of the new incentive plan and grants to December 31, 2021.

	Fully Vested Shares	RSUs	SARs
Outstanding at January 1, 2021	—	—	—
Granted	309,500	2,334,490	1,935,131
Exercised or vested	(309,500)	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2021	—	2,334,490	1,935,131
The stock compensation expense related to the new RSU and SAR grants was $2,340 for the year ending December 31, 2021. The weighted average grant-date fair value of the respective share classes are as follows:

As of
December 31, 2021
Fully vested shares	$8.30
RSUs	$8.30
SARs	$4.05

Schedule of Unvested Share Activity
The following is a rollforward of Class B Units activity for the twelve months ended December 31, 2021:

Unvested at January 1, 2020	77,981
Granted	62,676
Vested	(65,613)
Unvested at December 31, 2020	75,044
Granted	17,690
Vested	(92,734)
Unvested at December 31, 2021	—